General - Schedule of Preliminary Allocation of the Purchase Price (Details) $ in Thousands	Jun. 30, 2026 USD ($)
Schedule of Preliminary Allocation of the Purchase Price [Abstract]
Cash and cash equivalents	$ 2,751
Trade receivables	130
Other receivables	158
Property and equipment	3,890
Operating lease right-of-use assets	1,314
Trade payables	(173)
Other payables	(355)
Operating lease liabilities	(1,314)
Net identifiable assets acquired	$ 6,401